Intangible Assets - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Increase (decrease) in net income		$ 15,227
Increase (Decrease) Earnings Per Share, Basic		$ 0.13
Increase (Decrease) Earnings Per Share, Diluted		$ 0.12
Increase (Decrease) in operating income		20,303
Amortization expense of finite-lived intangibles		22,463	9,571	9,573
Amortization expenses included in cost of sale		96	0	0
Gain (loss) on sale of intangible assets	4,170
Acquired technology, customer relationships and other intellectual property [Member]
Finite-Lived Intangible Assets [Line Items]
Increase (Decrease) in amortization		12,833
Increase (decrease) in net income		(9,240)
Increase (Decrease) Earnings Per Share, Basic		$ (0.08)
Increase (Decrease) Earnings Per Share, Diluted		$ (0.07)
Acquired technology, customer relationships and other intellectual property [Member] | Scenario, Forecast [Member]
Finite-Lived Intangible Assets [Line Items]
Increase (Decrease) in amortization		(9,452)
Increase (decrease) in net income		6,805
Increase (Decrease) in operating income		$ 9,452